Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 14,280	$ 14,280	$ 14,545
Other comprehensive income (loss)	$ 123	(66)	57	(370)
Less: Other comprehensive income (loss) attributable to noncontrolling interests			80	(14)
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders		0
Less: Activity related to noncontrolling interest	(208)
Ending balance	38,410		38,410	14,280
Investment Securities, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		0	0	0
Ending balance	1		1	0
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications			41	0
Amounts reclassified from accumulated other comprehensive loss			(39)	0
Deferred taxes			2	0
Other comprehensive income (loss)			4	0
Investment Securities, Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive income (loss) attributable to noncontrolling interests			3	0
Less: Other adjustments			0
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders			0
Less: Activity related to noncontrolling interest			0
Foreign Currency Translation Adjustment, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,795)	(1,795)	(1,384)
Ending balance	(682)		(682)	(1,795)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications			(4)	(417)
Amounts reclassified from accumulated other comprehensive loss			0	1
Deferred taxes			(10)
Other comprehensive income (loss)			(14)	(416)
Foreign Currency Translation Adjustment, Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive income (loss) attributable to noncontrolling interests			38	(5)
Less: Other adjustments			0
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders			(1,170)
Less: Activity related to noncontrolling interest			5
Cash Flow Hedges, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(10)	(10)	(2)
Ending balance	1		1	(10)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications			8	(38)
Amounts reclassified from accumulated other comprehensive loss			7	37
Deferred taxes			(3)	(7)
Other comprehensive income (loss)			12	(8)
Cash Flow Hedges, Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive income (loss) attributable to noncontrolling interests			2	0
Less: Other adjustments			0
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders			(1)
Less: Activity related to noncontrolling interest			0
Benefit Plans, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(83)	(83)	(146)
Ending balance	(23)		(23)	(83)
Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications			45	(12)
Amounts reclassified from accumulated other comprehensive loss			1	88
Deferred taxes			9	(22)
Other comprehensive income (loss)			55	54
Benefit Plans, Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive income (loss) attributable to noncontrolling interests			37	(9)
Less: Other adjustments			13
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders			(63)
Less: Activity related to noncontrolling interest			8
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,888)	(1,888)	(1,532)
Other comprehensive income (loss)	46	(69)		(356)
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders		$ 1,234
Less: Activity related to noncontrolling interest	(13)
Ending balance	$ (703)		(703)	(1,888)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications			90	(467)
Amounts reclassified from accumulated other comprehensive loss			(31)	126
Deferred taxes			(2)	(29)
Other comprehensive income (loss)			57	(370)
Accumulated Other Comprehensive Income (Loss), Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive income (loss) attributable to noncontrolling interests			80	$ (14)
Less: Other adjustments			13
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders			(1,234)
Less: Activity related to noncontrolling interest			$ 13